Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 17, 2012 CNY
Business Acquisition [Line Items]
Current assets				10,553,021
Property and equipment, net				16,390
Online game software				15,833,333
Total identifiable assets acquired				26,402,744
Accounts and other payables				77,581
Accrued liabilities				687,916
Total liabilities assumed				765,497
Net identifiable assets acquired				25,637,247
Goodwill	16,405,835	99,316,001	99,316,001	77,114,041
Net assets acquired				102,751,288